Submission	Sep. 29, 2025
Submission [Line Items]
Central Index Key	0001992818
Registrant Name	ZOOZ POWER LTD.
Form Type	F-3
Submission Type	F-3
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A